UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund:  BlackRock Equity Dividend Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund,

        55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 7.0%
Honeywell International, Inc.	3,897,630	$374,640,196
Lockheed Martin Corp.	1,425,590	271,674,686
Northrop Grumman Corp.	3,307,350	456,282,006
Raytheon Co.	5,979,150	621,114,102
United Technologies Corp.	3,029,050	324,108,350

		2,047,819,340
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	3,230,800	338,943,228
Auto Components — 0.5%
Johnson Controls, Inc.	3,419,770	161,584,133
Banks — 8.5%
Fifth Third Bancorp	12,276,070	245,398,639
SunTrust Banks, Inc.	12,070,970	472,457,766
The Toronto-Dominion Bank	4,522,850	222,601,029
US Bancorp	11,274,690	480,301,794
Wells Fargo & Co.	20,147,280	1,069,619,095

		2,490,378,323
Beverages — 1.5%
The Coca-Cola Co.	3,483,920	145,906,570
Diageo PLC	9,859,190	290,770,960

		436,677,530
Capital Markets — 1.8%
The Goldman Sachs Group, Inc.	1,183,100	224,777,169
Morgan Stanley	8,902,470	311,141,327

		535,918,496
Chemicals — 3.1%
The Dow Chemical Co.	4,342,910	214,539,754
E.I. du Pont de Nemours & Co.	7,261,440	502,128,576
Praxair, Inc.	1,617,650	203,807,723

		920,476,053
Commercial Services & Supplies — 0.5%
Tyco International Ltd.	3,356,900	144,111,717
Communications Equipment — 1.8%
Motorola Solutions, Inc.	3,505,010	226,073,145
QUALCOMM, Inc.	3,742,010	293,785,205

		519,858,350
Consumer Finance — 1.5%
American Express Co.	4,807,680	432,450,816
Diversified Financial Services — 7.2%
Bank of America Corp.	26,291,310	451,158,880
Citigroup, Inc.	8,707,710	466,123,716
CME Group, Inc.	2,861,470	239,819,801

Common Stocks	Shares	Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co.	16,015,620	$968,624,697

		2,125,727,094
Diversified Telecommunication Services — 2.1%
BCE, Inc.	1,995,980	88,761,231
Verizon Communications, Inc.	10,601,870	532,743,967

		621,505,198
Electric Utilities — 2.4%
Duke Energy Corp.	1,707,690	140,286,733
ITC Holdings Corp.	2,302,860	91,216,285
NextEra Energy, Inc.	3,385,290	339,273,764
Northeast Utilities	2,650,720	130,813,032

		701,589,814
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	1,012,680	113,774,598
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	1,797,520	177,343,323
Food & Staples Retailing — 1.1%
The Kroger Co.	4,064,700	226,444,437
Wal-Mart Stores, Inc.	1,179,390	89,952,075

		316,396,512
Food Products — 1.4%
General Mills, Inc.	1,294,980	67,287,161
Kraft Foods Group, Inc.	1,321,670	74,476,104
Mondelez International, Inc., Class A	3,842,710	135,493,955
Unilever NV—NY Shares	3,368,010	130,443,027

		407,700,247
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	2,604,250	113,519,258
Becton Dickinson & Co.	1,284,900	165,366,630

		278,885,888
Health Care Providers & Services — 0.5%
Quest Diagnostics, Inc.	2,164,760	137,375,670
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	4,179,130	391,709,855
Household Products — 1.8%
The Procter & Gamble Co.	6,124,550	534,489,479
Industrial Conglomerates — 3.8%
3M Co.	2,289,070	351,990,294
General Electric Co.	29,282,790	755,788,810

		1,107,779,104
Insurance — 6.2%
ACE Ltd.	2,809,600	307,089,280
The Chubb Corp.	2,805,910	278,795,218

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
MetLife, Inc.	8,031,790	$435,644,290
Prudential Financial, Inc.	4,846,060	429,070,152
The Travelers Cos., Inc.	3,756,330	378,638,064

		1,829,237,004
IT Services — 1.2%
Automatic Data Processing, Inc.	1,141,390	93,342,874
International Business Machines Corp.	1,596,920	262,533,648

		355,876,522
Leisure Products — 0.3%
Mattel, Inc.	3,268,017	101,537,288
Media — 2.8%
Comcast Corp., Special Class A	15,001,040	827,157,346
Metals & Mining — 1.1%
BHP Billiton Ltd.	8,430,810	252,223,083
Southern Copper Corp.	2,630,630	75,709,531

		327,932,614
Multi-Utilities — 2.2%
Dominion Resources, Inc.	4,521,990	322,417,887
Sempra Energy	1,612,950	177,424,500
Wisconsin Energy Corp.	2,740,050	136,070,883

		635,913,270
Oil, Gas & Consumable Fuels — 9.9%
Chevron Corp.	6,003,410	720,109,029
ConocoPhillips	2,231,810	161,025,091
Exxon Mobil Corp.	6,242,160	603,679,294
Marathon Oil Corp.	6,573,430	232,699,422
Marathon Petroleum Corp.	3,090,100	280,890,090
Occidental Petroleum Corp.	3,109,090	276,491,374
Phillips 66	1,443,070	113,280,995
Spectra Energy Corp.	3,714,560	145,350,733
Total SA - ADR	6,393,160	382,886,352

		2,916,412,380
Paper & Forest Products — 1.0%
International Paper Co.	6,114,750	309,528,645
Pharmaceuticals — 8.8%
AbbVie, Inc.	2,604,250	165,265,705
Bristol-Myers Squibb Co.	9,751,770	567,455,496
Johnson & Johnson	5,023,830	541,468,397
Merck & Co., Inc.	11,173,060	647,367,097
Pfizer, Inc.	22,075,010	661,146,550

		2,582,703,245
Professional Services — 0.4%
Nielsen Holdings NV	2,546,890	108,217,356
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	1,344,796	$131,117,610
Weyerhaeuser Co.	4,241,490	143,616,851

		274,734,461
Road & Rail — 1.7%
CSX Corp.	3,488,520	124,295,968
Union Pacific Corp.	3,135,670	365,148,771

		489,444,739
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	17,019,800	578,843,398
Software — 2.1%
Microsoft Corp.	13,435,950	630,817,852
Specialty Retail — 2.8%
The Home Depot, Inc.	8,499,760	828,896,595
Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	4,537,970	307,129,810
Tobacco — 1.6%
Altria Group, Inc.	3,542,180	171,228,981
Lorillard, Inc.	2,375,800	146,111,700
Philip Morris International, Inc.	1,685,900	150,061,959

		467,402,640
Water Utilities — 0.8%
American Water Works Co., Inc.	4,407,670	235,237,348
Total Long-Term Investments (Cost — $19,441,037,531) — 97.6%		28,749,517,281

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.00% (a)(b)	665,328,540	665,328,540
Total Short-Term Securities (Cost — $665,328,540) — 2.3%		665,328,540
Total Investments (Cost — $20,106,366,071) — 99.9%		29,414,845,821
Other Assets Less Liabilities — 0.1%		35,244,517

Net Assets — 100.0%		$29,450,090,338

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$20,108,288,921

Gross unrealized appreciation		$9,327,209,212
Gross unrealized depreciation		(20,652,312)

Net unrealized appreciation		$9,306,556,900

2	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	85,056,698	580,271,782	665,328,480	25,179

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts
USD	U.S. Dollar

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2014	3

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,047,819,340	—	—	$2,047,819,340
Air Freight & Logistics	338,943,228	—	—	338,943,228
Auto Components	161,584,133	—	—	161,584,133
Banks	2,490,378,323	—	—	2,490,378,323
Beverages	145,906,570	$290,770,960	—	436,677,530
Capital Markets	535,918,496	—	—	535,918,496
Chemicals	920,476,053	—	—	920,476,053
Commercial Services & Supplies	144,111,717	—	—	144,111,717
Communications Equipment	519,858,350	—	—	519,858,350
Consumer Finance	432,450,816	—	—	432,450,816
Diversified Financial Services	2,125,727,094	—	—	2,125,727,094
Diversified Telecommunication Services	621,505,198	—	—	621,505,198
Electric Utilities	701,589,814	—	—	701,589,814
Electrical Equipment	113,774,598	—	—	113,774,598
Energy Equipment & Services	177,343,323	—	—	177,343,323
Food & Staples Retailing	316,396,512	—	—	316,396,512
Food Products	407,700,247	—	—	407,700,247
Health Care Equipment & Supplies	278,885,888	—	—	278,885,888
Health Care Providers & Services	137,375,670	—	—	137,375,670
Hotels, Restaurants & Leisure	391,709,855	—	—	391,709,855
Household Products	534,489,479	—	—	534,489,479
IT Services	355,876,522	—	—	355,876,522
Industrial Conglomerates	1,107,779,104	—	—	1,107,779,104
Insurance	1,829,237,004	—	—	1,829,237,004
Leisure Products	101,537,288	—	—	101,537,288
Media	827,157,346	—	—	827,157,346
Metals & Mining	75,709,531	252,223,083	—	327,932,614
Multi-Utilities	635,913,270	—	—	635,913,270
Oil, Gas & Consumable Fuels	2,916,412,380	—	—	2,916,412,380
Paper & Forest Products	309,528,645	—	—	309,528,645
Pharmaceuticals	2,582,703,245	—	—	2,582,703,245
Professional Services	108,217,356	—	—	108,217,356
Real Estate Investment Trusts (REITs)	274,734,461	—	—	274,734,461
Road & Rail	489,444,739	—	—	489,444,739
Semiconductors & Semiconductor Equipment	578,843,398	—	—	578,843,398
Software	630,817,852	—	—	630,817,852
Specialty Retail	828,896,595	—	—	828,896,595
Textiles, Apparel & Luxury Goods	307,129,810	—	—	307,129,810
Tobacco	467,402,640	—	—	467,402,640
Water Utilities	235,237,348	—	—	235,237,348
Short-Term Securities	665,328,540	—	—	665,328,540

Total	$28,871,851,778	$542,994,043	—	$29,414,845,821

As of October 31, 2014 foreign cash at value of $ 2,349,613 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

4	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 23, 2014